Reconciliation of Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities, Including Both Cash and Non-cash Changes (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net proceeds/ (repayment)	$ 4,850,993	$ 94,310,794
Lease Liabilities Current
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	199,124	271,624
Interest paid	(3,741)	(13,330)
Net proceeds/ (repayment)	(149,007)	(208,142)
Additions/ (Transfers)		217,827
Interest expense	3,741	13,330
Ending balance	50,117	281,309
Lease Liabilities Non-Current
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		281,149
Additions/ (Transfers)		(217,827)
Ending balance		63,322
Long-Term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	30,857,308	15,183,421
Net proceeds/ (repayment)	5,000,000
Additions/ (Transfers)	(1,044,027)
Others*	(344,266)	(192,177)
Interest expense	1,951,024	223,536
Ending balance	36,420,039	15,214,780
Current Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		2,900,971
Interest paid		(355,744)
Net proceeds/ (repayment)		(2,700,000)
Interest expense		154,773
Current Borrowings From Related Parties
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		617,912
Interest paid		(117,986)
Net proceeds/ (repayment)		(550,000)
Interest expense		50,074
Interest Payables
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	142,083	735,510
Interest paid	(996,355)	(736,469)
Additions/ (Transfers)	1,044,027
Interest expense	5,556	172,222
Ending balance	$ 195,313	$ 171,263